15. Other Operating Income and Expense	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other Operating Income and Expense

Miscellaneous non-interest income for the years ended December 31, 2019, 2018 and 2017 included the following items:

(Dollars in thousands)
	2019	2018	2017
Visa debit card income	$4,145	3,911	3,757
Bank owned life insurance income	383	384	400
Gain (loss) on sale of premises and equipment	(239)	544	(32)
Other	1,320	1,354	1,175
	$5,609	6,193	5,300

Other non-interest expense for the years ended December 31, 2019, 2018 and 2017 included the following items:

(Dollars in thousands)
	2019	2018	2017
ATM expense	$579	542	673
Consulting	972	1,012	785
Data processing	616	466	426
Deposit program expense	515	586	539
Dues and subscriptions	421	421	354
FHLB advance prepayment penalty	—	—	508
Internet banking expense	681	603	720
Office supplies	467	503	517
Telephone	802	678	855
Other	2,921	2,834	2,540
	$7,974	7,645	7,917